Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2020
Loss Per Share [Abstract]
Schedule of basic loss per share
	Six-month period ended June 30		Three-month period ended June 30
	2020	2019	2020	2019
	U.S. dollars in thousands

Loss attributable to Company's owners	(1,544)	(2,510)	(2,227)	(226)
The weighted average of the number of issued ordinary shares (in thousands of shares)	199,293	5,607	330,347	6,117
Basic loss per share (dollar)	(0.01)	(0.48)	(0.01)	(0.04)

Schedule of diluted loss per share
	Six-month period ended June 30		Three-month period ended June 30
	2020	2019	2020	2019
	U.S. dollars in thousands
Loss attributable to Company's owners, used in computation of basic loss per share	(1,544)	(2,510)	(2,227)	(226)
Adjustment in respect of the finance income relating to derivative financial instruments	(2,826)	(731)	(334)	(1,098)
	(4,370)	(3,241)	(2,561)	(1,324)
The weighted average of the number of ordinary shares in issue used in computation of basic loss per share (in thousands of shares)	199,293	5,607	330,347	6,117
Adjustment in respect of incremental shares assuming the conversion to derivative financial instruments	79,656	1,115	37,718	4,614
	278,949	6,722	368,065	10,731
Diluted loss per share (dollar)	(0.02)	(0.48)	(0.01)	(0.12)